Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of goodwill
	As at December 31, 2022	As at December 31, 2021	As at December 31, 2020
Balance, beginning of period	$1,346,904	$1,342,281	$-
RTO Transaction			1,289,906
Impairment	(1,260,783)	-	-
Foreign currency translation	(86,121)	4,623	52,375
Balance, end of period	$-	$1,346,904	$1,342,281